LOANS (Tables)	12 Months Ended
Dec. 31, 2018
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2018
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$2,432,834	$548,323	$3,664,434	$90,902	$6,736,493
Special Mention	24,594	603	38,653	0	63,850
Substandard	57,233	9	51,594	2,513	111,349
Doubtful	0	0	0	0	0
Total	$2,514,661	$548,935	$3,754,681	$93,415	$6,911,692

	Residential real estate	Home Equity	Installment	Credit card	Total
Performing	$939,936	$811,108	$93,038	$46,382	$1,890,464
Nonperforming	15,710	6,174	174	0	22,058
Total	$955,646	$817,282	$93,212	$46,382	$1,912,522

	As of December 31, 2017
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$1,882,464	$467,687	$2,446,999	$88,078	$4,885,228
Special Mention	6,226	0	4,436	0	10,662
Substandard	24,053	43	38,656	1,269	64,021
Doubtful	0	0	0	0	0
Total	$1,912,743	$467,730	$2,490,091	$89,347	$4,959,911

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$463,459	$489,148	$41,331	$46,691	$1,040,629
Nonperforming	7,932	4,456	255	0	12,643
Total	$471,391	$493,604	$41,586	$46,691	$1,053,272

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2018
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$13,369	$41	$7,423	$20,833	$2,488,450	$2,509,283	$5,378	$2,514,661	$0
Lease financing	352	0	0	352	93,063	93,415	0	93,415	0
Construction real estate	0	0	0	0	548,687	548,687	248	548,935	0
Commercial real estate	6,279	1,158	12,644	20,081	3,682,455	3,702,536	52,145	3,754,681	0
Residential real estate	11,060	2,976	4,535	18,571	902,404	920,975	34,671	955,646	0
Home equity	5,245	1,228	2,578	9,051	804,835	813,886	3,396	817,282	0
Installment	420	37	145	602	92,128	92,730	482	93,212	0
Credit card	541	96	63	700	45,682	46,382	0	46,382	63
Total	$37,266	$5,536	$27,388	$70,190	$8,657,704	$8,727,894	$96,320	$8,824,214	$63

	As of December 31, 2017
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$755	$1,657	$5,078	$7,490	$1,901,821	$1,909,311	$3,432	$1,912,743	$0
Lease financing	485	0	0	485	88,862	89,347	0	89,347	0
Construction real estate	234	0	0	234	467,216	467,450	280	467,730	0
Commercial real estate	1,716	201	8,777	10,694	2,419,969	2,430,663	59,428	2,490,091	0
Residential real estate	526	811	1,992	3,329	430,500	433,829	37,562	471,391	0
Home equity	2,716	394	1,753	4,863	485,127	489,990	3,614	493,604	0
Installment	179	29	205	413	40,529	40,942	644	41,586	0
Credit card	285	87	62	434	46,257	46,691	0	46,691	62
Total	$6,896	$3,179	$17,867	$27,942	$5,880,281	$5,908,223	$104,960	$6,013,183	$62

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018			2017			2016
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	17	$23,943	$23,890	7	$5,724	$5,661	18	$3,402	$3,508
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	8	3,385	3,150	8	1,816	1,758	16	5,200	4,752
Residential real estate	13	1,148	1,073	6	416	315	5	840	787
Home equity	5	95	192	1	39	39	5	165	156
Installment	0	0	0	0	0	0	3	9	9
Total	43	$28,571	$28,305	22	$7,995	$7,773	47	$9,616	$9,212

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
(Dollars in thousands)	2018	2017	2016
Extended maturities	$4,093	$3,261	$2,571
Adjusted interest rates	52	2,767	0
Combination of rate and maturity changes	0	489	3,046
Forbearance	23,175	1,181	88
Other (1)	985	75	3,507
Total	$28,305	$7,773	$9,212
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification

Nonaccrual, Restructured and Impaired Loans
The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2018	2017	2016
Impaired loans
Nonaccrual loans (1)
Commercial & industrial	$30,925	$5,229	$2,419
Lease financing	22	82	195
Construction real estate	9	29	0
Commercial real estate	20,500	10,616	6,098
Residential real estate	13,495	4,140	5,251
Home equity	5,580	3,743	3,400
Installment	169	243	367
Total nonaccrual loans	70,700	24,082	17,730
Accruing troubled debt restructurings	16,109	17,545	30,240
Total impaired loans	$86,809	$41,627	$47,970

Interest income effect
Gross amount of interest that would have been recorded under original terms	$4,656	$3,397	$2,848
Interest included in income
Nonaccrual loans	715	535	375
Troubled debt restructurings	642	710	876
Total interest included in income	1,357	1,245	1,251
Net impact on interest income	$3,299	$2,152	$1,597

Commitments outstanding to borrowers with nonaccrual loans	$200	$0	$0
(1) Nonaccrual loans include nonaccrual TDRs of $22.4 million, $6.4 million and $5.1 million as of December 31, 2018, 2017 and 2016, respectively.

Investment in Impaired Loans
First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial & industrial	$36,694	$42,561	$0	$7,162	$8,460	$0
Lease financing	22	22	0	82	82	0
Construction real estate	9	26	0	29	60	0
Commercial real estate	23,513	31,375	0	18,423	20,837	0
Residential real estate	17,297	19,975	0	6,876	8,145	0
Home equity	6,351	7,461	0	4,356	5,399	0
Installment	174	563	0	255	422	0
Total	84,060	101,983	0	37,183	43,405	0

Loans with an allowance recorded
Commercial & industrial	939	939	667	169	169	169
Lease financing	0	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	1,509	1,509	461	3,119	3,120	448
Residential real estate	301	301	32	1,056	1,063	160
Home equity	0	0	0	100	100	2
Installment	0	0	0	0	0	0
Total	2,749	2,749	1,160	4,444	4,452	779

Total
Commercial & industrial	37,633	43,500	667	7,331	8,629	169
Lease financing	22	22	0	82	82	0
Construction real estate	9	26	0	29	60	0
Commercial real estate	25,022	32,884	461	21,542	23,957	448
Residential real estate	17,598	20,276	32	7,932	9,208	160
Home equity	6,351	7,461	0	4,456	5,499	2
Installment	174	563	0	255	422	0
Total	$86,809	$104,732	$1,160	$41,627	$47,857	$779

	Years ended December 31,
	2018		2017		2016
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$14,498	$360	$13,167	$280	$13,619	$309
Lease financing	21	0	112	4	150	3
Construction real estate	20	2	601	1	0	0
Commercial real estate	24,738	490	20,935	563	14,252	357
Residential real estate	11,359	301	7,616	196	7,752	199
Home equity	5,541	114	4,032	99	4,830	86
Installment	274	2	332	4	366	7
Total	56,451	1,269	46,795	1,147	40,969	961

Loans with an allowance recorded
Commercial & industrial	900	44	1,204	28	1,098	37
Lease financing	0	0	0	0	214	8
Construction real estate	0	0	0	0	0	0
Commercial real estate	1,402	18	2,634	40	7,792	211
Residential real estate	895	23	1,112	26	1,374	30
Home equity	80	3	101	4	101	4
Installment	0	0	0	0	0	0
Total	3,277	88	5,051	98	10,579	290

Total
Commercial & industrial	15,398	404	14,371	308	14,717	346
Lease financing	21	0	112	4	364	11
Construction real estate	20	2	601	1	0	0
Commercial real estate	26,140	508	23,569	603	22,044	568
Residential real estate	12,254	324	8,728	222	9,126	229
Home equity	5,621	117	4,133	103	4,931	90
Installment	274	2	332	4	366	7
Total	$59,728	$1,357	$51,846	$1,245	$51,548	$1,251

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2018	2017	2016
Balance at beginning of year	$2,781	$6,284	$13,254
Additions
Commercial	1,269	1,732	1,850
Residential	1,913	2,387	1,022
Total additions	3,182	4,119	2,872
Disposals
Commercial	(2,967)	(5,409)	(6,993)
Residential	(830)	(1,574)	(2,363)
Total disposals	(3,797)	(6,983)	(9,356)
Valuation adjustments
Commercial	(355)	(439)	(345)
Residential	(410)	(200)	(141)
Total valuation adjustments	(765)	(639)	(486)
Balance at end of year	$1,401	$2,781	$6,284